COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2024		$ 161,210
2025	436,000	436,000
2026	834,000	834,000
2027	1,290,000	1,290,000
2028	1,543,000	1,543,000
Thereafter (through 2033)	9,907,000	9,907,000
Total	$ 14,010,000	$ 14,171,210